Derivative Warrant Liabilities	12 Months Ended
Oct. 31, 2025
Derivative Warrant Liabilities [Abstract]
Derivative warrant liabilities
7.	Derivative warrant liabilities

a.	On April 6, 2023, the Company issued 4,505,718 warrants in connection with its April 2023 Public Offering (“April 2023 Warrants”). The warrants include a cashless exercise provision and repricing adjustments for offerings at a price lower than the existing exercise price of the warrants, stock splits, reclassifications, subdivisions, and other similar transactions (“April 2023 Warrant Adjustments”) and therefore, these warrants were recorded at their fair value as a derivative liability and the time of the grant and are revalued at the end of each reporting period. The number of warrants does not change, however, the number of warrant shares issued may change, subject to the adjustment noted above.

On January 21, 2024, following the January 2024 Public Offering, which included the offering of common shares at a price lower than the exercise price of the April 2023 Warrants, the exercise price of the April 2023 Warrants was reduced to $43.08, and each April 2023 Warrant became exercisable into 0.018 common shares of the Company. For further details of the ratio of warrant shares issuable and outstanding in relation to the April 2023 Warrants, see detailed table in note 10.

During the period between November 29, 2023 and December 5, 2023, 2,729,394 April 2023 Warrants were exercised into 16,313 common shares.

During the period between March 8, 2024 and March 22, 2024, 27,973 April 2023 Warrants were exercised into 506 common shares.

On June 28, 2024, 156,098 April 2023 Warrants were exercised into 2,824 common shares.

On August 12, 2024, 64,104 April 2023 Warrants were exercised into 1,160 common shares.

On December 16, 2024, 15,156 April 2023 Warrants were exercised into 275 common shares, resulting in gross proceeds of $11,821.

On October 30, 2025, following the conversion of the convertible loans, which included the offering of common shares at a price lower than the exercise price of the April 2023 Warrants, the exercise price of the April 2023 Warrants was reduced to $32.71, and each April 2023 Warrant became exercisable into 0.024 common shares of the Company. For further details of the ratio of warrant shares issuable and outstanding in relation to the April 2023 Warrants, see detailed table in note 10. See also note 20e for details of further price changes post year end.

b.

On September 18, 2023, the Company issued 7,500,000 warrants in connection with its September 2023 Public Offering (“September 2023 Warrants”). The warrants include a cashless exercise provision and repricing adjustments for offerings at a price lower than the existing exercise price of the warrants, stock splits, reclassifications, subdivisions, and other similar transactions (“September 2023 Warrant Adjustments”) and therefore, these warrants were recorded at their fair value as a derivative liability at the time of the grant and are revalued at the end of each reporting period. The number of warrants does not change, however, the number of warrant shares issued may change, subject to the adjustment noted above.

On January 21, 2024, following the January 2024 Public Offering, which included the offering of common shares at a price lower than the exercise price of the September 2023 Warrants, the exercise price of the September 2023 Warrants was reduced to $43.08, and each September 2023 Warrant became exercisable into 0.007 common shares of the Company. For further details of the ratio of warrant shares issuable and outstanding in relation to the September 2023 Warrants, see detailed table in note 10.

During the period between November 29, 2023 and December 5, 2023, 4,602,916 September 2023 Warrants were exercised into 10,242 common shares.

During the period between February 23, 2024 and March 22, 2024, 281,910 September 2023 Warrants were exercised into 2,037 common shares.

On June 28, 2024, 182,144 September 2023 Warrants were exercised into 1,372 common shares.

On August 12, 2024, 80,526 September 2023 Warrants were exercised into 580 common shares.

On December 27, 2024, 327,765 September 2023 Warrants were exercised into 2,360 common shares, resulting in gross proceeds of $101,755.

On October 30, 2025, following the conversion of the convertible loans, which included the offering of common shares at a price lower than the exercise price of the September 2023 Warrants, the exercise price of the September 2023 Warrants was reduced to $32.71, and each September 2023 Warrant became exercisable into 0.009 common shares of the Company. For further details of the ratio of warrant shares issuable and outstanding in relation to the September 2023 Warrants, see detailed table in note 10. See also note 20e for details of further price changes post year end.

c.

On January 16, 2024, the Company issued 1,500,000 warrants with an exercise price of $64.0 per warrant in connection with its January 2024 Public Offering (“January 2024 Warrants”). Each warrant includes a cashless exercise provision and repricing adjustments for offerings at a price lower than the existing exercise price of the warrants, stock splits, reclassifications, subdivisions, and other similar transactions (“January 2024 Warrant Adjustments”) and therefore, these warrants were recorded at their fair value as a derivative liability at the time of the grant and are revalued at the end of each reporting period.

On February 23, 2024, 30,200 January 2024 Warrants were exercised into 755 common shares.

During the period between June 20, 2024 and July 16, 2024, 138,320 January 2024 Warrants were exercised into 3,458 common shares.

On December 27, 2024, 205,000 January 2024 Warrants were exercised into 5,125 common shares, resulting in gross proceeds of $328,000.

On October 30, 2025, following the conversion of the convertible loans, which included the offering of common shares at a price lower than the exercise price of the January 2024 Warrants, the exercise price of the January 2024 Warrants was reduced to $32.71, and each January 2024 Warrants became exercisable into 0.049 common shares of the Company. For further details of the ratio of warrant shares issuable and outstanding in relation to the September 2023 Warrants, see detailed table in note 10. See also note 20e for details of further price changes post year end.

d.	During the year ended October 31, 2025, the Company recorded a gain on the revaluation of the total derivative warrant liabilities of $1,156,392 in the Consolidated Statements of Operations and Comprehensive Loss.
e.	The binomial model was used to measure the derivative warrant liability with the following assumptions:

October 31, 2025
Share Price	$31.84
Exercise Price	$32.71
Expected life	2.43-3.21 years
Risk-free interest rate	3.60-3.89%
Dividend yield	0.00%
Expected volatility	74.25-132.81%

Expected volatility was determined by calculating the historical volatility of the Company’s share price and comparison companies’ standard deviation over the previous 3.21 years. The expected life used in the model has been adjusted, based on management’s best estimate, for the effects of no transferability, exercise restrictions, and behavioral considerations.

f.	The following table presents the changes in the warrant liability during the period:

Balance as of November 1, 2022	$-
Issuance of April 2023 Warrants	1,771,208
Issuance of September 2023 Warrants	923,225
Exercise of warrants	(574,040)
Changes in fair value of warrants	2,189,986
Balance as of October 31, 2023	$4,310,379
Issuance of January 2024 Warrants	480,004
Exercise of warrants	(562,879)
Changes in fair value of warrants	(707,802)
Balance as of October 31, 2024	$3,519,702
Exercise of warrants	(21,921)
Change in fair value of warrants	(1,128,586)
Balance as of October 31, 2025	$2,369,195